Income Taxes (Tables)	12 Months Ended
Feb. 24, 2013
Components of Loss Before Provision (Benefit) for Income Taxes

The components of loss before provision (benefit) for income taxes consist of the following:

	February 24, 2013	February 26, 2012	February 27, 2011
United States	$(11,762)	$(17,257)	$(10,703)
Non-U.S.	825	(8,620)	23

Loss before income taxes	$(10,936)	$(25,877)	$(10,680)

Components of Provision (Benefit) for Income Taxes

The provision (benefit) for income taxes consists of the following:

	February 24, 2013	February 26, 2012	February 27, 2011
CURRENT
Federal	$—	$30	$587
State	11	76	173
Foreign	1,907	1,604	2,923

Total current	$1,918	$1,710	$3,683
DEFERRED
Federal	—	—	(725)
State	—	—	(103)
Foreign	614	(8,585)	(1,335)

Total deferred	614	(8,585)	(2,163)

Provision (benefit) for income taxes	$2,532	$(6,875)	$1,520

Schedule of Effective Income Tax Rate Reconciliation

The following table reconciles the United States Federal income tax rate to the rate used in the calculation of the provision (benefit) for income taxes as reported in the financial statements:

	February 24, 2013	February 26, 2012	February 27, 2011
Income tax at U.S. Federal statutory rate	(34.0)%	(34.0)%	(34.0)%
State income taxes, net of Federal benefit	—	0.2	0.4
Tax effect of non-U.S. operations	18.1	20.3	11.7
Valuation allowance	34.7	(14.3)	34.5
Permanent items	1.5	0.9	4.3
Other, net	2.8	0.4	(2.7)

Effective tax rate	23.1%	(26.5)%	14.2%

Components of Deferred Income Tax Assets and (Liabilities)

Deferred income tax assets and (liabilities) are comprised of the following:

	February 24, 2013	February 26, 2012
DEFERRED INCOME TAX ASSETS
Depreciation and amortization	$1,779	$2,086
Inventory/other reserves	5,880	4,610
Intangibles	765	918
Net operating loss carryforwards	14,144	13,561
Capital loss carryforwards	661	665
Stock-based compensation	2,060	2,062
Original issue discount	5,363	5,373
Disallowed interest	10,728	8,708
Embedded derivatives	2,403	2,799
Other	603	532

Total gross deferred income tax assets	44,386	41,314

Deferred income tax asset valuation allowance	(27,447)	(22,918)

Total net deferred income tax assets	16,939	18,396
DEFERRED INCOME TAX LIABILITIES
Prepaid expenses	(37)	(30)
Cancellation of debt income	(5,363)	(5,373)
Accrued royalties	—	(1,035)
Restructuring lease income	(551)	—

Total deferred income tax liabilities	(5,951)	(6,438)

Total net deferred income tax assets	$10,988	$11,958

Schedule of Company's Valuation Allowance for Deferred Income Tax Assets

A tabular roll forward of the Company’s valuation allowance for deferred income tax assets is presented below:

Fiscal year ended	Beginning Balance	Additions	Deductions	Ending Balance
February 27, 2011	$(22,431)	(6,279)	2,890	$(25,820)
February 26, 2012	$(25,820)	(9,215)	12,117	$(22,918)
February 24, 2013	$(22,918)	(11,532)	7,003	$(27,447)

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	February 24, 2013	February 26, 2012	February 27, 2011
Balance, beginning of year	$34	$68	$188
Statute of limitation expirations	(8)	(43)	(125)
Foreign currency fluctuation	1	9	5

Balance, end of year	$27	$34	$68